Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jan. 31, 2022	Jul. 31, 2021
Current assets
Cash and cash equivalents	$ 47,981,685	$ 57,268,685
Amounts receivable	27,166	12,574
Prepaid expenses	306,869	516,891
Total current assets	48,315,720	57,798,150
Investments	2	2
Intellectual property (Note 5)	237,974	245,610
Total assets	48,553,696	58,043,762
Current liabilities
Accounts payable and accrued liabilities (Note 10)	605,150	556,795
Total current liabilities	605,150	556,795
Long term liabilities
Warrant liability (Note 7)	248,486	199,458
Government loans (Note 6)		25,986
Total long term liabilities	248,486	225,444
Shareholders’ equity
Share capital (Note 8)	53,936,716	54,782,633
Share-based payment reserve (Note 9)	3,796,706	2,178,130
Warrant reserve (Note 8)	12,864,281	16,193,475
Accumulated other comprehensive loss	(138,684)	(138,684)
Deficit	(22,758,959)	(15,754,031)
Total shareholders’ equity	47,700,060	57,261,523
Total liabilities and shareholders’ equity	$ 48,553,696	$ 58,043,762